SEGMENTED INFORMATION Schedule of revenue by segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 441,860	$ 397,321	$ 333,175
Cost of goods sold	296,219	272,047	231,435
Gross margin	145,641	125,274	101,740
Gross margin %	33.00%	31.50%	30.50%
Expenses	163,305	147,480	155,993
Loss from operations	(17,664)	(22,206)	(54,253)
Total assets	512,000	464,763	422,887
OEM Solutions
Segment Reporting Information [Line Items]
Revenue	382,016	346,543	290,463
Cost of goods sold	266,867	246,284	210,138
Gross margin	115,149	100,259	80,325
Gross margin %	30.10%	28.90%	27.70%
Enterprise Solutions
Segment Reporting Information [Line Items]
Revenue	59,844	50,778	42,712
Cost of goods sold	29,352	25,763	21,297
Gross margin	$ 30,492	$ 25,015	$ 21,415
Gross margin %	51.00%	49.30%	50.10%